Special Charges And Restructuring Activities (Special Charges And Restructuring Activities) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Remaining accrual, beginning	$ 196,000,000	$ 65,000,000	$ 86,000,000	$ 175,000,000
Special charges	12,000,000	385,000,000
Non-cash charges	(4,000,000)	(24,000,000)	(724,000,000)	0
Adjustments	0	(58,000,000)	743,000,000	3,000,000
Payments	(61,000,000)	(172,000,000)	(40,000,000)	(92,000,000)
Remaining accrual, ending	143,000,000	196,000,000	65,000,000	86,000,000
Facility Closing
Restructuring Cost and Reserve [Line Items]
Remaining accrual, beginning	4,000,000	16,000,000	27,000,000	20,000,000
Special charges	4,000,000	13,000,000
Non-cash charges	(4,000,000)	(13,000,000)	1,000,000	0
Adjustments	0	(11,000,000)	(8,000,000)	11,000,000
Payments	0	(1,000,000)	(4,000,000)	(4,000,000)
Remaining accrual, ending	4,000,000	4,000,000	16,000,000	27,000,000
Employee Charges
Restructuring Cost and Reserve [Line Items]
Remaining accrual, beginning	192,000,000	0	0	0
Special charges	8,000,000	361,000,000
Non-cash charges	0	0	0	0
Adjustments	0	0	0	0
Payments	(61,000,000)	(169,000,000)	0	0
Remaining accrual, ending	$ 139,000,000	$ 192,000,000	$ 0	$ 0